Acquisition Activities (Tables)	12 Months Ended		6 Months Ended
	Dec. 31, 2011 Tygris	Dec. 31, 2011 Bank Of Florida	Jun. 30, 2012 Warehouse Lending Division, MetLife Bank, N.A.
Schedule of Business Acquisitions, by Acquisition

Information regarding the acquisition on February 5, 2010, is as follows:

Consideration
Equity Instruments (27,863,865 common shares of the Company)	$291,511

Fair value of total consideration transferred	$291,511

The acquired assets and assumed liabilities are presented in the following table at fair value. Cash received from the FDIC of $147,202 is included in other assets.

Assets Acquired
Cash and cash equivalents	$147,702
Investment securities	162,275
Loans, net (covered assets)	888,760
OREO (covered assets)	22,132
Core deposit premium	3,200
Other assets	155,797
Deferred tax assets, net	5,765
Goodwill	9,999

Total Assets Acquired	$1,395,630

Liabilities Assumed
Noninterest-bearing deposits	$104,088
Interest-bearing deposits	1,102,748
Borrowings	149,240
Other Liabilities	39,554

Total Liabilities Assumed	$1,395,630

On April 2, 2012, the Company completed its acquisition of 100% of the net assets of the Warehouse Lending Division of MetLife Bank, N.A. pursuant to the asset purchase agreement dated February 8, 2012 between the Company and MetLife Bank, N.A. The acquisition was funded entirely by cash with the transaction accounted for using the acquisition method. Based on the acquisition method of accounting, the consideration paid was allocated to the acquired assets and liabilities. No identifiable intangible assets or goodwill were recognized in the transaction. Information regarding the acquisition is as follows:

Recognized amounts of identifiable assets acquired and liabilities assumed:
Loans	$350,997
Accrued interest and fees	617

Total Assets Acquired	351,614

Other liabilities	543

Total Liabilities Assumed	543

Total Identifiable Net Assets	$351,071

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$69,480
Lease financing receivables	538,137
Equipment under operating leases	10,692
Intangible assets	6,259
Indemnification asset	30,766
Deferred tax asset, net	113,195
Premises and equipment	2,166
Other assets	6,815

Total Assets Acquired	777,510

Accounts payable and accrued expenses	33,544
Interest rate derivatives	12,079
Revolving and term secured borrowings	372,320

Total Liabilities Assumed	417,943

Total Identifiable Net Assets	$359,567

Business Acquisition, Pro Forma Information

Selected unaudited pro forma results of operations for the years ended December 31, 2010 and 2009, assuming the TCFG acquisition had occurred as of January 1, 2009, are as follows:

	December 31, 2010	December 31, 2009
Net interest income after provision for loan and lease losses	$400,547	$313,064
Noninterest income	290,581	237,851
Net income from continuing operations	147,993	117,132
Net income from continuing operations attributable to common shareholders	112,795	89,197
Pro forma earnings per common share from continuing operations, basic	$1.51	$1.27
Pro forma earnings per common share from continuing operations, diluted	1.47	1.25